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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


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
1.       Name and Address of issuer:

         The Gateway Trust
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         400 TechneCenter Drive, Suite 220
         ---------------------------------
         Milford, OH  45150
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2.       The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X
                  ---

3.       Investment Company Act File Number:  811-02773
                                              ---------
         Securities Act File Number:  2-59895
                                      -------

4(a).    Last day of fiscal year for which this form is filed:  December 31, 1999
                                                                -----------------

4(b).    ____ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

4(c).    ____ Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal year
                  pursuant to section 24(f):                                                     $655,353,322
                                                                                                 ------------

         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:             $279,234,606
                                                                     ------------

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                  registration fees payable to the Commission:       $0
                                                                     --

         (iv)     Total available redemption credits [add items 5(ii) and 5(iii)]:               -$279,234,606
                                                                                                 -------------

         (v)      Net sales - if item 5(i) is greater than item 5(iv)
                  [subtract item 5(iv) from 5(i)]:                                                $376,118,716
                                                                                                  ------------

         (vi)     Redemption credits available for use in future
                  years  - if item 5(i) is less than item 5(iv)
                  [subtract item 5(iv) from item 5(i)]:                    $(0)
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
         (vii)    Multiplier for determining registration fee                                     x     .000264
                                                                                                  -------------

         (viii)   Registration fee due (multiply item 5(v) by item 5(ii)
                  (enter "0" if not fee is due):                                                  =  $99,295.34
                                                                                                  -------------

6.       Prepaid Shares
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
         deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .
                                                                           ---
7.       Interest due - if this Form is being filed more than 90 days after the
         end of the issuer's fiscal year:                                                                 +     $0
                                                                                                          --------

8.       Total of the amount of the registration fee due plus any interest
         due [line 5(viii) plus line 7]:                                                          =     $99,295.34
                                                                                                  ----------------

9.       Date the registration fee and any interest payment was sent to the Commission's lockbox depository:  March 20, 2000
                              --------------

         Method of Delivery:                    X    Wire Transfer
                                              -----
                                                    Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By       (Signature and Title):                   /S/   J. PATRICK ROGERS
                                                  -----------------------
                                                  J. Patrick Rogers, President

Date:  3/17/00

   *PLEASE PRINT THE NAME AND TITLE OF THE SIGNING OFFICER BELOW THE SIGNATURE